Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period (Detail) (USD $) In Thousands, unless otherwise specified	Oct. 15, 2012
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Acquired During Period [Abstract]
Contractually required principal and interest	$ 11,774
Contractual cash flows not expected to be collected (non-accretable difference)	(4,163)
Expected cash flows to be collected	7,611
Interest component of expected cash flows (accretable yield)	(1,537)
Fair value of acquired loans	$ 6,074